RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Trade accounts receivable	$ 47	$ 158
Trade accounts payable	115	170
Controlling shareholder loans	3,472	2,668
Revenues	226	821	$ 604
Purchases, general and administrative expenses	323	313	469
Interest from Loans from controlling shareholder	$ 121	$ 113